Employee Benefit Plans	12 Months Ended
Jan. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans
17.	Employee Benefit Plans

The Company has a defined-contribution plan intended to qualify under Section 401 of the Internal Revenue Code (the “401(k) Plan”). The Company contracted with a third-party provider to act as a custodian and trustee, and to process and maintain the records of participant data. Substantially all of the expenses incurred for administering the 401(k) Plan are paid by the Company. The Company has not made any matching contributions to date.